UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.

(Exact name of registrant as specified in charter)

621 Washington Street, Columbus, IN 47201

(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC

621 Washington Street, Columbus, IN 47201

(Name and address of agent for service)

(812) 376-9444

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Kirr, Marbach Partners Value Fund
KMVAX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Kirr, Marbach Partners Value Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.kmpartnersfunds.com. You can also request this information by contacting us at 1-812-376-9444.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kirr, Marbach Partners Value Fund	$154	1.38%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Patient investors were rewarded for their fortitude in the year ending September 30, 2025. The U.S. stock market briefly entered “bear market” territory (a decline of > 20%) in the aftermath of the announcement of President Trump’s “Liberation Day” tariffs, only to subsequently stage a rapid, massive rally from the closing low on April 8, 2025.
We believe the S&P 500® Equal-Weighted Index (all 500 constituents have same 0.2% index weight) gives a better representation of the how the “average stock” performed versus the traditional, capitalization-weighted S&P 500® Index (10 largest-capitalization stocks have a combined index weight of about 40.4%, representing a record high concentration). For the 12-month period ended September 30, 2025, the traditional, capitalization-weighted S&P 500® Index had a total return of 17.60%, driven by the superior performance of the “Magnificent Seven”  mega-capitalization technology stocks (Apple, Microsoft, NVIDIA, Alphabet, Amazon, Meta Platforms and Tesla). By contrast, the equal-weighted S&P 500® Index had a more modest total return of 7.80%.
Similarly, the S&P 500® Growth Index had a total return of 26.85% for the 12-month period ending September 30, 2025, while the S&P 500® Value Index had a total return of 6.74%.
Given the “average stock” significantly underperformed the S&P 500® Index for the 12-month period ending September 30, 2025 and “value” stocks massively  underperformed “growth” stocks, we are pleased with the Fund’s superior performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kirr, Marbach Partners Value Fund	PAGE 1	TSR-AR-497647107

AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Kirr, Marbach Partners Value Fund	22.99	19.47	10.74
S&P 500® Index	17.60	16.47	15.30
Visit https://www.kmpartnersfunds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$108,619,790	Net Advisory Fee	$931,024
Number of Holdings	40	Portfolio Turnover	10%
WHAT DID THE FUND INVEST IN? (% of total investments  as of  September 30, 2025)

Top 10 Issuers
Broadcom, Inc.	9.7%
EMCOR Group, Inc.	8.0%
MasTec, Inc.	6.8%
AutoZone, Inc.	6.7%
Vistra Energy Corp.	6.6%
Colliers International Group, Inc.	4.3%
Alphabet, Inc.	4.3%
Republic Services, Inc.	4.1%
Constellation Software, Inc.	3.7%
SS&C Technologies Holdings, Inc.	3.4%

Industry
Industrial	29.1%
Technology	18.4%
Consumer, Cyclical	15.1%
Consumer, Non-cyclical	14.3%
Utilities	6.6%
Financial	6.1%
Communications	5.5%
Energy	3.5%
Cash & Other	1.4%
Changes to Shareholder Fees (fees paid directly from your investment).
Effective  1/28/25 the investment advisory fee was reduced to 0.90% from 1.00% and Expense Cap to 1.35% from 1.45%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kmpartnersfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kirr, Marbach & Company, LLC documents not be householded, please contact Kirr, Marbach & Company, LLC at 1-812-376-9444, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kirr, Marbach & Company, LLC or your financial intermediary.
Kirr, Marbach Partners Value Fund	PAGE 2	TSR-AR-497647107

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$19,000	$19,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,200	$3,200
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

KIRR, MARBACH PARTNERS VALUE FUND
Core Financial Statements and Other Information
September 30, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
KIRR, MARBACH PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 98.6%
Communications - 5.5%
Alphabet, Inc. - Class A	19,320	$4,696,692
Anterix, Inc.(a)	21,354	458,470
Walt Disney Co.	7,078	810,431
		5,965,593
Consumer, Cyclical - 15.1%
AutoZone, Inc.(a)	1,711	7,340,601
CarMax, Inc.(a)	25,962	1,164,915
Crocs, Inc.(a)	13,485	1,126,672
Dollar Tree, Inc.(a)	22,725	2,144,558
Live Nation Entertainment, Inc.(a)	10,746	1,755,896
Peloton Interactive, Inc. - Class A(a)	125,857	1,132,713
Visteon Corp.	14,851	1,780,041
		16,445,396
Consumer, Non-cyclical - 14.3%
Alight, Inc. - Class A	176,257	574,598
API Group Corp.(a)	54,762	1,882,170
Brink’s Co.	21,197	2,477,081
Colliers International Group, Inc.	30,220	4,720,666
GXO Logistics, Inc.(a)	36,665	1,939,212
ICU Medical, Inc.(a)	7,934	951,763
Stride, Inc.(a)	20,327	3,027,503
		15,572,993
Energy - 3.5%
Exxon Mobil Corp.	15,230	1,717,183
Marathon Petroleum Corp.	10,650	2,052,681
		3,769,864
Financial - 6.1%
Brookfield Asset Management Ltd. – Class A	6,734	383,434
Brookfield Corp.	40,595	2,784,005
Markel Group, Inc.(a)	1,793	3,427,069
		6,594,508
Industrial - 29.1%(b)
Aebi Schmidt Holding AG	76,491	953,843
Amrize Ltd.(a)	19,111	927,457
Canadian Pacific Kansas City Ltd.	35,807	2,667,264
EMCOR Group, Inc.	13,417	8,714,878
Generac Holdings, Inc.(a)	15,018	2,514,013
MasTec, Inc.(a)	34,715	7,387,699
Moog, Inc. - Class A	7,595	1,577,254
Republic Services, Inc.	19,236	4,414,277
RXO, Inc.(a)	39,335	604,972
Veralto Corp.	17,612	1,877,615
		31,639,272
Technology - 18.4%
Broadcom, Inc.	32,116	10,595,389
Constellation Software, Inc.	1,465	3,980,405
Crane NXT Co.	21,524	1,443,615

	Shares	Value
SS&C Technologies Holdings, Inc.	41,110	$3,648,924
Topicus.com, Inc.(a)	2,725	292,237
		19,960,570
Utilities - 6.6%
Vistra Energy Corp.	36,619	7,174,394
TOTAL COMMON STOCKS (Cost $38,186,083)		107,122,590

	Contracts
WARRANTS - 0.0%(c)
Technology - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $40.00(a)(d)	1,465	0
TOTAL WARRANTS (Cost $0)		0

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 4.05%(e)	1,584,252	1,584,252
TOTAL MONEY MARKET FUNDS (Cost $1,584,252)		1,584,252
TOTAL INVESTMENTS - 100.1% (Cost $39,770,335)		108,706,842
Liabilities in Excess of Other Assets - (0.1)%		(87,052)
TOTAL NET ASSETS - 100.0%		$108,619,790

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

KIRR, MARBACH PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)
Summary of Fair Value Exposure at September 30, 2025
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –	Unobservable inputs for the asset or liability.
The following table summarizes the Fund’s investments as of September 30, 2025, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 107,122,590	$—	$—	$ 107,122,590
Warrants	—	—	—(a)	—(a)
Money Market Funds	1,584,252	—	—	1,584,252
Total Investments	$ 108,706,842	$—	$—(a)	$ 108,706,842

(a)	Amount is less than $0.50.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s core financial statements.
The accompanying notes are an integral part of these financial statements.

2

KIRR, MARBACH PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS:
Investments in securities, at value	$108,706,842
Receivable from shareholders for purchases	55,315
Dividends, interest and other receivables	14,131
Prepaid expenses	17,272
Total assets	108,793,560
LIABILITIES:
Payable to Adviser for management fees	91,611
Payable for professional fees	38,485
Payable for administration and accounting fees	15,764
Payable for distribution fees	7,369
Payable to shareholders for redemptions	3,574
Payable for custody fees	3,252
Payable for board of Directors fees	3,000
Other liabilities	10,715
Total liabilities	173,770
NET ASSETS	$108,619,790
Net Assets Consists of:
Capital stock	$34,617,760
Total distributable earnings	74,002,030
Total net assets	$108,619,790
Net assets	$ 108,619,790
Shares outstanding (500,000,000 shares of $0.01 par value authorized)	2,805,646
Net asset value, offering and redemption price per share(1)	$38.71
Cost:
Investments, at cost	$39,770,335

(1)	A redemption fee is assessed against shares redeemed within 30 days of purchase
The accompanying notes are an integral part of these financial statements.

3

KIRR, MARBACH PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INCOME:
Dividend income	$653,274
Less: Dividend withholding taxes	(9,292)
Total income	643,982
EXPENSES:
Management fees	886,578
Administration and accounting services	102,817
Professional fees	95,029
Distribution fees	68,948
Transfer agent fees	32,562
Registration fees	29,633
Custodian fees	20,795
Board of Directors fees	15,065
Printing and postage expense	13,030
Other expenses	5,925
Total expenses	1,270,382
Expense recoupment by Adviser	45,083
Less: Reimbursement from Adviser	(637)
Net expenses	1,314,828
Net investment income (loss)	(670,846)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,103,066
Foreign currency translation	(1,757)
Net realized gain (loss)	7,101,309
Net change in unrealized appreciation (depreciation) on:
Investments	13,919,467
Net change in unrealized appreciation (depreciation)	13,919,467
Net realized and unrealized gain (loss)	21,020,776
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,349,930

The accompanying notes are an integral part of these financial statements.

4

KIRR, MARBACH PARTNERS VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$(670,846)	$(476,143)
Net realized gain (loss) on investments	7,101,309	5,541,550
Net change in unrealized appreciation (depreciation) on investments	13,919,467	19,912,344
Net increase (decrease) in net assets from operations	20,349,930	24,977,751
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,639,637	3,741,826
Proceeds from reinvestment of distributions	6,196,174	2,310,373
Payments for shares redeemed	(8,193,668)	(6,982,403)
Redemption fees	3,517	983
Net increase (decrease) in net assets resulting from capital share transactions	4,645,660	(929,221)
DISTRIBUTIONS TO SHAREHOLDERS:	(6,441,193)	(2,407,039)
Net increase (decrease) in net assets	18,554,397	21,641,491
NET ASSETS:
Beginning of year	90,065,393	68,423,902
End of year	$ 108,619,790	$ 90,065,393
CHANGES IN SHARES OUTSTANDING:
Shares sold	187,523	133,761
Shares issued to holders in reinvestment of dividends	188,850	85,824
Shares redeemed	(233,821)	(241,461)
Net increase (decrease) in shares outstanding	142,552	(21,876)

The accompanying notes are an integral part of these financial statements.

5

KIRR, MARBACH PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each year.

	Years Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$33.82	$25.48	$21.75	$26.83	$19.27
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.24)	(0.18)	(0.07)	(0.22)	(0.14)
Net realized and unrealized gain (loss) on investments	7.58	9.43	4.63	(3.79)	8.01
Total from investment operations	7.34	9.25	4.56	(4.01)	7.87
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.45)	(0.91)	(0.83)	(1.07)	(0.31)
Total distributions	(2.45)	(0.91)	(0.83)	(1.07)	(0.31)
Redemption fee per share	0.00(b)	0.00(b)	—	0.00(b)	0.00(b)
Net asset value, end of year	$38.71	$33.82	$25.48	$21.75	$26.83
Total return	22.99%	37.22%	21.36%	(15.80)%	41.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$ 108,620	$ 90,065	$ 68,400	$ 59,300	$ 71,900
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.33%	1.45%	1.55%	1.66%	1.60%
After expense reimbursement/recoupment	1.38%(c)	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	(0.66)%	(0.60)%	(0.36)%	(1.06)%	(0.73)%
After expense reimbursement/recoupment	(0.70)%	(0.60)%	(0.26)%	(0.84)%	(0.58)%
Portfolio turnover rate	10%	9%	10%	14%	9%

(a)	Net investment income (loss) per share was calculated using average shares outstanding.
(b)	Amount represents less than $0.01 per share
(c)	Ratio includes the impact of the Adviser contractually agreeing to lower the expense cap from 1.45% to 1.35% of the Fund's average daily net assets as of January 28, 2025.
The accompanying notes are an integral part of these financial statements.

6

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Kirr, Marbach Partners Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.” The one series presently authorized is Kirr, Marbach Partners Value Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A)
Investment Valuation – Securities listed on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange- traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934. Debt securities, including short-term debt instruments having maturities less than 60 days, are valued at the mean between the bid and ask prices as reported by an approved pricing service.

B)
Federal Income Taxes – A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended September 30, 2025, or for any other tax years which are open for exam. As of September 30, 2025, open tax years include the tax years ended September 30, 2022 through 2025. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2025, the Fund did not incur any interest or penalties.

C)	Income and Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.
D)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

E)
Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

F)
Security Transactions, Investment Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

7

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
For the year ended September 30, 2025, the following table shows the reclassifications made:

Distributable Earnings	Paid In Capital
$128,572	$(128,572)

G)
Market Events Risk – Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

H)	Subsequent Events – Management has evaluated Fund related events and transactions that occurred subsequent to September 30, 2025 through the date of issuance of the Fund’s financial statements.
I)
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity's segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
J)
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosure (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

8

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
2. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the year ended September 30, 2025 were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	9,609,466	11,692,370

3. FEDERAL INCOME TAXES
At September 30, 2025, the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were as follows:

Cost of Investments	$39,125,802
Gross unrealized appreciation	71,707,703
Gross unrealized depreciation	(2,126,663)
Net unrealized appreciation	69,581,040
Undistributed ordinary income	—
Undistributed long-term capital gains	5,566,070
Total distributable earnings	5,566,070
Other accumulated losses	(1,145,080)
Total accumulated earnings	$74,002,030

As of September 30, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended September 30, 2025, the Fund had $1,145,047 in qualified late year losses.
The tax character of distributions paid during the year ended September 30, 2025, were as follows:

Ordinary Income*	Long-Term Capital Gains**	Total
$ —	$6,441,193	$6,441,193

The tax character of distributions paid during the year ended September 30, 2024, were as follows:

Ordinary Income*	Long-Term Capital Gains**	Total
$ —	$2,407,039	$2,407,039

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**
The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings, and profits distributed to shareholders on the redemption of shares.

4. AGREEMENTS
The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the “Adviser”). Pursuant to its advisory agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.90% as applied to the Fund’s daily net assets. Prior to January 28, 2025, the annual advisory fee was equal to 1.00% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and

9

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.35% of its average daily net assets until February 28, 2026. Prior to January 28, 2025, the expense limitation cap was 1.45% of the Fund’s average daily net assets. The Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 28, 2026. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.35%, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of thirty-six months following the date on which such fee waiver or expense reimbursement was made. Waived/reimbursed fees and expenses subject to potential recovery by month of expiration are as follows:

Year of expiration	Amount
October 2025 - September 2026	$66,222
October 2026 - September 2027	31,774
October 2027 - September 2028	637
$98,633

During the year ended September 30, 2025, the Adviser recouped previously waived expenses of $45,083. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.
Quasar Distributors, LLC, (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside serves as principal underwriter of the shares of the Fund and is not affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor. The Fund’s shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provided shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the year ended September 30, 2025, the Fund incurred expenses of $68,948 pursuant to the 12b-1 Plan.
U.S Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.
The Fund imposes a 1.00% redemption fee on shares held 30 days or less. For the year ended September 30, 2025 and the year ended September 30, 2024, the Fund collected $3,517 and $983, respectively, in redemption fees.

10

KIRR, MARBACH PARTNERS VALUE FUND
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
of Kirr, Marbach Partners Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Kirr, Marbach Partners Value Fund (the “Fund”), including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2006.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 19, 2025

11

KIRR, MARBACH PARTNERS VALUE FUND
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. For information on the Public Reference Room call 1-800-SEC-0330.
AVAILABILITY OF PROXY VOTING INFORMATION
Both a description of the Fund’s Proxy Voting Policies and Procedures and information about the Fund’s proxy voting record will be available (1) without charge, upon request, by calling 1-800-870-8039, and (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended September 30, 2025, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as QDI was 0.00% for the Fund. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025, was 0.00% of the Fund.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the year covered by this report.

13

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
There were no matters submitted to a vote of shareholders during the year covered by this report.

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
See Statement of Operations within Item 7.

15

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts. (Unaudited)
Not applicable.

16

Directors
Mark Foster, CFA
Mickey Kim, CFA
Jeffrey N. Brown
John Elwood
Thomas J. Thornburg
Principal Officers
Mark D. Foster, CFA, President
Mickey Kim, CFA, Vice President, Treasurer and Secretary
Investment Adviser
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, IN 47201
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Administrator, Transfer Agent And
Dividend – Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Legal Counsel
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)*	/s/ Mark Foster
Mr. Mark Foster, Principal Executive Officer

Date	10/24/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Foster
Mr. Mark Foster, Principal Executive Officer

Date	10/24/2025

By (Signature and Title)*	/s/ Mickey Kim
Mr. Mickey Kim, Principal Financial Officer

Date	10/24/2025